Revenues (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 25, 2022	Jan. 25, 2021	Dec. 31, 2023	Dec. 31, 2022
Revenue Recognition [Abstract]
Deferred revenue noncurrent portion			$ 25,200,000
Revenue recognized	$ 48,900,000	$ 44
Remaining performance obligations			100,500,000	$ 104,600,000
Expected remaining performance obligations recognized during next 12 months				64,700,000
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter				20,100,000
Expected remaining performance obligations recognized remainder thereafter				$ 15,700,000
Customer relationship period, term				5 years
Deferred sales commissions			$ 10,300,000	$ 9,600,000
Revenues
Note 4. Revenues
Disaggregation of Revenues
The following table present the Company’s revenues disaggregated by geographical region (based on the Company's customers’ location) and revenue type for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December, 31
	2023	2022	2021
	(U.S. $ in thousands)
Americas
Systems	$108,998	$130,959	$124,311
Consumables	132,820	130,775	121,245
Service	147,952	153,694	142,767
Total Americas	389,770	415,428	388,323

EMEA
Systems	51,617	53,527	42,077
Consumables	75,468	61,703	61,192
Service	28,857	26,430	27,027
Total EMEA	155,942	141,660	130,296

Asia Pacific
Systems	27,031	40,106	33,110
Consumables	37,807	35,054	35,623
Service	17,048	19,235	19,867
Total Asia Pacific	81,886	94,395	88,600

Total Revenues	$627,598	$651,483	$607,219
The following table present the Company’s revenues disaggregated based on the timing of revenue recognized for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December, 31
	2023	2022	2021
	(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$433,741	$452,124	$417,557
Services	54,362	53,152	46,049
Total revenues recognized in point in time	488,103	505,276	463,606

Revenues recognized over time from:

Services	139,495	146,207	143,613
Total revenues recognized over time	139,495	146,207	143,613

Total Revenues	$627,598	$651,483	$607,219
Contract Assets and Contract Liabilities
Contract assets are recorded when the Company's right to consideration is conditional on constraints other than the passage of time. The Company had no material contract assets as of December 31, 2023 and 2022.
Contract liabilities include advance payments and billings in excess of revenue recognized. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of December 31, 2023 and 2022 were as follows:

	December, 31
	2023	2022
	U.S. $ in thousands
Deferred revenue (*)	$76,265	$75,434
*Includes $23.7 million and $25.2 million under long term deferred revenue in the Company's consolidated balance sheets as of December 31, 2023 and December 31, 2022, respectively.
Revenue recognized in 2023 and 2022 that was included in deferred revenue balance as of January 1, 2023 and 2022 was $48.9 million and $44.0 million, respectively.

Remaining Performance Obligations
Remaining Performance Obligations (“RPO”) represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of December 31, 2023 and 2022 the total RPO amounted to $100.5 million and $104.6 million, respectively. The Company expects to recognize $64.7 million of this RPO during the next 12 months, $20.1 million over the subsequent 12 months and the remaining $15.7 million thereafter.
Incremental Costs of Obtaining a Contract
Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period (generally 5 years) if the Company expects to recover those costs. The Company determined the period of benefit by taking into consideration customer contracts including renewals, the technology and other factors. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of December 31, 2023 and 2022, the deferred commission amounted to $10.3 million and $9.6 million, respectively and presented under Other current assets and Other non-current assets.